Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Communication Services: 4.9%
30,579	(1)	Altice USA, Inc.	$877,006	0.3
4,121	(1)	AMC Networks, Inc.	202,588	0.1
425		Cable One, Inc.	533,248	0.2
29,082		CBS Corp. - Class B	1,174,040	0.4
3,326		Fox Corp. - Class A	104,885	0.0
1,545		Fox Corp. - Class B	48,729	0.0
4,213	(1)	IAC/InterActiveCorp	918,308	0.3
3,503		Interpublic Group of Cos., Inc.	75,525	0.0
12,585	(1)	Live Nation Entertainment, Inc.	834,889	0.3
166	(1)	Madison Square Garden Co.	43,744	0.0
5,348	(2)	Match Group, Inc.	382,061	0.1
2,974		New York Times Co.	84,700	0.0
3,382		Nexstar Media Group, Inc.	346,012	0.1
11,192		Omnicom Group	876,334	0.3
5,608		Sinclair Broadcast Group, Inc.	239,686	0.1
133,501	(2)	Sirius XM Holdings, Inc.	835,049	0.3
11,514	(1)	Spotify Technology SA	1,312,596	0.5
5,070	(1)	Take-Two Interactive Software, Inc.	635,474	0.2
9,288	(1)	TripAdvisor, Inc.	359,260	0.1
73,497	(1)	Twitter, Inc.	3,028,076	1.1
4,296	(2)	World Wrestling Entertainment, Inc.	305,660	0.1
22,030	(1)	Zayo Group Holdings, Inc.	746,817	0.3
18,055	(1)	Zynga, Inc. - Class A	105,080	0.1
			14,069,767	4.9

		Consumer Discretionary: 15.5%
1,603		Advance Auto Parts, Inc.	265,136	0.1
1,686		Aptiv PLC	147,390	0.1
2,384	(1)	Autozone, Inc.	2,585,734	0.9
4,590		Best Buy Co., Inc.	316,664	0.1
5,604	(1)	Bright Horizons Family Solutions, Inc.	854,610	0.3
6,376	(1)	Burlington Stores, Inc.	1,274,052	0.4
5,771	(1)	Capri Holdings Ltd.	191,366	0.1
7,662	(1)	Carmax, Inc.	674,256	0.2
1,920		Carter's, Inc.	175,123	0.1
4,353	(1),(2)	Carvana Co.	287,298	0.1
2,495	(1)	Chipotle Mexican Grill, Inc.	2,096,973	0.7
1,418		Choice Hotels International, Inc.	126,145	0.0
1,883		Columbia Sportswear Co.	182,444	0.1
12,009		Darden Restaurants, Inc.	1,419,704	0.5
23,806		Dollar General Corp.	3,783,726	1.3
12,470	(1)	Dollar Tree, Inc.	1,423,575	0.5
3,997		Domino's Pizza, Inc.	977,626	0.3
7,533		Dunkin Brands Group, Inc.	597,819	0.2
11,641	(1)	Etsy, Inc.	657,717	0.2
11,720		Expedia Group, Inc.	1,575,285	0.5
5,336	(1)	Five Below, Inc.	672,870	0.2
6,582	(1)	Floor & Decor Holdings, Inc.	336,669	0.1
431	(1)	Grand Canyon Education, Inc.	42,324	0.0
8,909	(1),(2)	GrubHub, Inc.	500,775	0.2
3,025		H&R Block, Inc.	71,451	0.0
27,251		Hanesbrands, Inc.	417,485	0.1
11,320		Hasbro, Inc.	1,343,571	0.5
1,154	(1)	Hilton Grand Vacations, Inc.	36,928	0.0
27,637		Hilton Worldwide Holdings, Inc.	2,573,281	0.9
3,495		L Brands, Inc.	68,467	0.0
11,322		Lennar Corp. - Class A	632,334	0.2
633		Lennar Corp. - Class B	28,086	0.0
4,254	(1)	LKQ Corp.	133,788	0.1
11,517	(1)	Lululemon Athletica, Inc.	2,217,368	0.8
23,106	(1),(2)	Mattel, Inc.	263,177	0.1
4,136		MGM Resorts International	114,650	0.0
10,563	(2)	Nordstrom, Inc.	355,656	0.1
4,258	(1)	Norwegian Cruise Line Holdings Ltd.	220,437	0.1
316	(1)	NVR, Inc.	1,174,683	0.4
5,140	(1)	Ollie's Bargain Outlet Holdings, Inc.	301,410	0.1
7,356	(1)	O'Reilly Automotive, Inc.	2,931,440	1.0
8,274	(1)	Planet Fitness, Inc.	478,816	0.2
5,033		Polaris, Inc.	442,954	0.2
3,756		Pool Corp.	757,585	0.3
8,324	(1)	Roku, Inc.	847,050	0.3
6,235		Service Corp. International	298,095	0.1
2,104	(1)	ServiceMaster Global Holdings, Inc.	117,614	0.0
722		Six Flags Entertainment Corp.	36,670	0.0
4,648	(1)	Skechers USA, Inc.	173,603	0.1
4,482	(1)	Tempur Sealy International, Inc.	346,010	0.1
11,625		Tractor Supply Co.	1,051,365	0.4
5,503	(1)	Ulta Beauty, Inc.	1,379,327	0.5
12,069	(1)	Under Armour, Inc. - Class A	240,656	0.1
12,451	(1)	Under Armour, Inc. - Class C	225,737	0.1
3,499		Vail Resorts, Inc.	796,233	0.3
6,068	(1)	Wayfair, Inc.	680,344	0.2
18,128		Wendy's Company	362,198	0.1
1,405		Williams-Sonoma, Inc.	95,512	0.0
2,777		Wyndham Hotels & Resorts, Inc.	143,682	0.1
7,901		Wynn Resorts Ltd.	858,997	0.3
28,514		Yum China Holdings, Inc.	1,295,391	0.5
			44,677,332	15.5

		Consumer Staples: 3.4%
4,109		Brown-Forman Corp. - Class A	245,513	0.1
15,664		Brown-Forman Corp. - Class B	983,386	0.4
9,285	(2)	Campbell Soup Co.	435,652	0.2
900		Casey's General Stores, Inc.	145,044	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
24,012		Church & Dwight Co., Inc.	$1,806,663	0.6
10,015		Clorox Co.	1,520,978	0.5
290	(1)	Grocery Outlet Holding Corp.	10,057	0.0
1,508	(1)	Herbalife Nutrition Ltd.	57,093	0.0
12,303		Hershey Co.	1,906,842	0.7
9,201		Kellogg Co.	592,084	0.2
3,699		Lamb Weston Holdings, Inc.	268,991	0.1
7,748		McCormick & Co., Inc.	1,211,013	0.4
1,841	(1)	Pilgrim's Pride Corp.	58,995	0.0
2,847	(1)	Post Holdings, Inc.	301,327	0.1
5,418	(1)	Sprouts Farmers Market, Inc.	104,784	0.0
916	(1)	TreeHouse Foods, Inc.	50,792	0.0
			9,699,214	3.4

		Energy: 1.3%
25,200		Cabot Oil & Gas Corp.	442,764	0.2
13,063	(1)	Cheniere Energy, Inc.	823,753	0.3
3,341		Diamondback Energy, Inc.	300,389	0.1
2,031		Equitrans Midstream Corp.	29,551	0.0
12,803		Oneok, Inc.	943,453	0.3
15,026		Parsley Energy, Inc.	252,437	0.1
6,962		Pioneer Natural Resources Co.	875,611	0.3
			3,667,958	1.3

		Financials: 4.4%
142	(1)	Alleghany Corp.	113,282	0.1
1,761		Ameriprise Financial, Inc.	259,043	0.1
5,093	(1)	Arch Capital Group Ltd.	213,804	0.1
3,809		Arthur J. Gallagher & Co.	341,172	0.1
5,714	(1)	Athene Holding Ltd.	240,331	0.1
798		Axis Capital Holdings Ltd.	53,243	0.0
1,335		Brown & Brown, Inc.	48,140	0.0
2,673		Cboe Global Markets, Inc.	307,154	0.1
771		CIT Group, Inc.	34,934	0.0
856		Comerica, Inc.	56,487	0.0
903	(1)	Credit Acceptance Corp.	416,563	0.2
10,885		Discover Financial Services	882,665	0.3
4,309		E*Trade Financial Corp.	188,260	0.1
1,594	(2)	Erie Indemnity Co.	295,926	0.1
1,375		Evercore, Inc.	110,137	0.0
1,194		Everest Re Group Ltd.	317,711	0.1
3,656		Factset Research Systems, Inc.	888,298	0.3
2,940		First Republic Bank	284,298	0.1
1,923		Interactive Brokers Group, Inc.	103,419	0.0
1,114		Kemper Corp.	86,836	0.0
3,770		Lazard Ltd.	131,950	0.1
753	(1),(2)	LendingTree, Inc.	233,754	0.1
7,993		LPL Financial Holdings, Inc.	654,627	0.2
109	(1)	Markel Corp.	128,827	0.1
3,592		MarketAxess Holdings, Inc.	1,176,380	0.4
1,918		Morningstar, Inc.	280,297	0.1
8,028		MSCI, Inc. - Class A	1,748,097	0.6
2,933		Primerica, Inc.	373,166	0.1
2,825		Raymond James Financial, Inc.	232,950	0.1
1,627		RenaissanceRe Holdings Ltd.	314,743	0.1
6,004		SEI Investments Co.	355,767	0.1
2,599		Signature Bank	309,853	0.1
376	(1)	SVB Financial Group	78,565	0.0
17,532		Synchrony Financial	597,666	0.2
1,102		Synovus Financial Corp.	39,408	0.0
6,482		T. Rowe Price Group, Inc.	740,569	0.3
2,143	(2)	Virtu Financial, Inc.	35,059	0.0
942	(3)	Voya Financial, Inc.	51,282	0.0
1,001		Western Alliance Bancorp.	46,126	0.0
			12,770,789	4.4

		Health Care: 14.5%
4,327	(1)	Abiomed, Inc.	769,730	0.3
1,138	(1)	Adaptive Biotechnologies Corp.	35,164	0.0
2,905		Agilent Technologies, Inc.	222,610	0.1
539	(1),(2)	Agios Pharmaceuticals, Inc.	17,464	0.0
7,725	(1)	Align Technology, Inc.	1,397,607	0.5
8,649	(1)	Alnylam Pharmaceuticals, Inc.	695,553	0.2
14,809		AmerisourceBergen Corp.	1,219,225	0.4
16,187	(1)	Avantor, Inc.	237,949	0.1
17,439	(1)	BioMarin Pharmaceutical, Inc.	1,175,389	0.4
3,656		Bio-Techne Corp.	715,370	0.2
9,959		Bruker Corp.	437,499	0.2
2,053		Cantel Medical Corp.	153,564	0.1
33,375	(1)	Centene Corp.	1,443,802	0.5
30,912		Cerner Corp.	2,107,271	0.7
2,429	(1)	Change Healthcare, Inc.	29,342	0.0
4,698	(1)	Charles River Laboratories International, Inc.	621,874	0.2
1,519		Chemed Corp.	634,289	0.2
647		Cooper Cos., Inc.	192,159	0.1
8,834	(1)	DexCom, Inc.	1,318,386	0.5
4,840		Encompass Health Corp.	306,275	0.1
12,467	(1)	Exact Sciences Corp.	1,126,643	0.4
11,928	(1)	Exelixis, Inc.	210,947	0.1
3,566	(1)	Guardant Health, Inc.	227,618	0.1
1,845	(1)	Henry Schein, Inc.	117,157	0.0
3,376		Hill-Rom Holdings, Inc.	355,256	0.1
20,894	(1)	Hologic, Inc.	1,054,938	0.4
2,062	(1)	Horizon Therapeutics Plc	56,148	0.0
572	(1)	ICU Medical, Inc.	91,291	0.0
8,291	(1)	Idexx Laboratories, Inc.	2,254,572	0.8
17,340	(1)	Incyte Corp., Ltd.	1,287,148	0.4
5,789	(1)	Insulet Corp.	954,780	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
12,482	(1)	Ionis Pharmaceuticals, Inc.	$747,797	0.3
7,483	(1)	IQVIA Holdings, Inc.	1,117,811	0.4
4,795	(1)	Jazz Pharmaceuticals PLC	614,431	0.2
576	(1)	Laboratory Corp. of America Holdings	96,768	0.0
4,593	(1)	Masimo Corp.	683,392	0.2
1,985		McKesson Corp.	271,270	0.1
5,883	(1)	Medidata Solutions, Inc.	538,294	0.2
2,386	(1)	Mettler Toledo International, Inc.	1,680,698	0.6
17,958	(1),(2)	Moderna, Inc.	285,891	0.1
4,737	(1)	Molina Healthcare, Inc.	519,744	0.2
2,508	(1)	Nektar Therapeutics	45,683	0.0
8,815	(1)	Neurocrine Biosciences, Inc.	794,320	0.3
3,071	(1),(2)	Penumbra, Inc.	413,019	0.1
2,370		PerkinElmer, Inc.	201,853	0.1
6,059	(1)	PRA Health Sciences, Inc.	601,235	0.2
13,853		Resmed, Inc.	1,871,679	0.6
4,919	(1)	Sage Therapeutics, Inc.	690,087	0.2
6,882	(1)	Sarepta Therapeutics, Inc.	518,352	0.2
11,208	(1)	Seattle Genetics, Inc.	957,163	0.3
475	(1)	STERIS Public Ltd. Co.	68,633	0.0
4,504		Teleflex, Inc.	1,530,234	0.5
8,871	(1)	Varian Medical Systems, Inc.	1,056,447	0.4
12,641	(1)	Veeva Systems, Inc.	1,930,154	0.7
6,456	(1)	Waters Corp.	1,441,173	0.5
4,427	(1)	WellCare Health Plans, Inc.	1,147,346	0.4
5,401		West Pharmaceutical Services, Inc.	765,970	0.3
			42,056,464	14.5

		Industrials: 17.3%
1,021		Acuity Brands, Inc.	137,621	0.0
732		Air Lease Corp.	30,612	0.0
5,402		Alaska Air Group, Inc.	350,644	0.1
6,904		Allegion Public Ltd.	715,600	0.2
10,772		Allison Transmission Holdings, Inc.	506,823	0.2
3,935		American Airlines Group, Inc.	106,127	0.0
17,632		Ametek, Inc.	1,618,970	0.6
2,171		AO Smith Corp.	103,578	0.0
4,780		Armstrong World Industries, Inc.	462,226	0.2
6,906		BWX Technologies, Inc.	395,092	0.1
4,744		Carlisle Cos., Inc.	690,442	0.2
10,051		CH Robinson Worldwide, Inc.	852,124	0.3
8,167		Cintas Corp.	2,189,573	0.8
19,274	(1)	Copart, Inc.	1,548,280	0.5
3,511	(1)	CoStar Group, Inc.	2,082,725	0.7
12,452		Donaldson Co., Inc.	648,500	0.2
6,192		Dover Corp.	616,476	0.2
9,944		Equifax, Inc.	1,398,822	0.5
11,910		Expeditors International Washington, Inc.	884,794	0.3
50,494		Fastenal Co.	1,649,639	0.6
2,766		Flowserve Corp.	129,200	0.0
6,467		Fortive Corp.	443,378	0.2
4,345		Fortune Brands Home & Security, Inc.	237,671	0.1
949	(1)	Genesee & Wyoming, Inc.	104,874	0.0
16,088		Graco, Inc.	740,692	0.3
3,808		Heico Corp.	475,543	0.2
7,440		Heico Corp. - Class A	723,986	0.3
7,711		Hexcel Corp.	633,304	0.2
2,920		Hubbell, Inc.	383,688	0.1
3,148		Huntington Ingalls Industries, Inc.	666,715	0.2
11,804	(1)	IAA, Inc.	492,581	0.2
3,686		IDEX Corp.	604,062	0.2
24,304	(1)	IHS Markit Ltd.	1,625,452	0.6
22,116		Ingersoll-Rand PLC - Class A	2,724,912	0.9
2,541		JB Hunt Transport Services, Inc.	281,162	0.1
2,582	(1)	JetBlue Airways Corp.	43,248	0.0
11,824		KAR Auction Services, Inc.	290,279	0.1
10,847		L3Harris Technologies, Inc.	2,263,118	0.8
3,476		Landstar System, Inc.	391,328	0.1
3,122		Lennox International, Inc.	758,552	0.3
5,450		Lincoln Electric Holdings, Inc.	472,842	0.2
344	(1),(2)	Lyft, Inc.	14,049	0.0
5,403	(1)	Middleby Corp.	631,611	0.2
4,342		Nielsen Holdings PLC	92,267	0.0
5,083		Nordson Corp.	743,440	0.3
2,677		Old Dominion Freight Line	455,010	0.2
3,164		Quanta Services, Inc.	119,599	0.0
1,333		Republic Services, Inc.	115,371	0.0
11,298		Robert Half International, Inc.	628,847	0.2
11,374		Rockwell Automation, Inc.	1,874,435	0.7
13,835		Rollins, Inc.	471,358	0.2
6,539	(1)	Sensata Technologies Holding PLC	327,342	0.1
9,035		Spirit Aerosystems Holdings, Inc.	743,038	0.3
10,312		Toro Co.	755,870	0.3
3,899		TransDigm Group, Inc.	2,030,092	0.7
18,255		TransUnion	1,480,663	0.5
5,048	(1)	United Airlines Holdings, Inc.	446,294	0.2
5,331	(1)	United Rentals, Inc.	664,456	0.2
15,576		Verisk Analytics, Inc.	2,463,189	0.9
4,184	(1)	WABCO Holdings, Inc.	559,610	0.2
4,896		Wabtec Corp.	351,827	0.1
4,403		Woodward, Inc.	474,775	0.2
4,272		WW Grainger, Inc.	1,269,425	0.4
5,200	(1),(2)	XPO Logistics, Inc.	372,164	0.1
17,473		Xylem, Inc.	1,391,200	0.5
			49,951,187	17.3

		Information Technology: 32.6%
2,009	(1),(2)	2U, Inc.	32,707	0.0
97,810	(1)	Advanced Micro Devices, Inc.	2,835,512	1.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
14,334	(1)	Akamai Technologies, Inc.	$1,309,841	0.5
420		Alliance Data Systems Corp.	53,815	0.0
4,440	(1)	Alteryx, Inc.	476,989	0.2
28,463		Amphenol Corp.	2,746,679	1.0
8,170	(1)	Anaplan, Inc.	383,990	0.1
8,156	(1)	ANSYS, Inc.	1,805,412	0.6
5,786	(1)	Arista Networks, Inc.	1,382,391	0.5
6,724	(1)	Aspen Technology, Inc.	827,590	0.3
10,269	(1)	Atlassian Corp. PLC	1,288,143	0.5
4,485	(1)	Avalara, Inc.	301,796	0.1
14,012	(1)	Black Knight, Inc.	855,573	0.3
13,299		Booz Allen Hamilton Holding Corp.	944,495	0.3
11,096		Broadridge Financial Solutions, Inc. ADR	1,380,675	0.5
27,144	(1)	Cadence Design Systems, Inc.	1,793,676	0.6
11,883		CDK Global, Inc.	571,453	0.2
14,135		CDW Corp.	1,741,997	0.6
6,420	(1)	Ceridian HCM Holding, Inc.	316,955	0.1
10,895		Citrix Systems, Inc.	1,051,585	0.4
15,990		Cognex Corp.	785,589	0.3
440	(1)	CoreLogic, Inc.	20,359	0.0
23,819		Corning, Inc.	679,318	0.2
5,965	(1)	Coupa Software, Inc.	772,885	0.3
781	(1)	Cree, Inc.	38,269	0.0
14,898	(1)	DocuSign, Inc.	922,484	0.3
816		Dolby Laboratories, Inc.	52,746	0.0
20,666	(1)	Dropbox, Inc.	416,833	0.2
2,895	(1)	Dynatrace, Inc.	54,050	0.0
4,322	(1)	Elastic NV	355,873	0.1
13,125		Entegris, Inc.	617,662	0.2
5,059	(1)	EPAM Systems, Inc.	922,357	0.3
4,874	(1)	Euronet Worldwide, Inc.	713,066	0.3
5,398	(1)	F5 Networks, Inc.	757,987	0.3
2,766	(1)	Fair Isaac Corp.	839,536	0.3
19,469	(1)	FireEye, Inc.	259,716	0.1
55,094	(1)	Fiserv, Inc.	5,707,187	2.0
8,319	(1)	FleetCor Technologies, Inc.	2,385,723	0.8
1,107		Flir Systems, Inc.	58,217	0.0
13,968	(1)	Fortinet, Inc.	1,072,184	0.4
8,523	(1)	Gartner, Inc.	1,218,704	0.4
16,968		Genpact Ltd.	657,510	0.2
29,107		Global Payments, Inc.	4,628,013	1.6
17,152	(1)	GoDaddy, Inc.	1,131,689	0.4
7,957	(1)	Guidewire Software, Inc.	838,509	0.3
3,881	(1)	HubSpot, Inc.	588,398	0.2
246	(1)	IPG Photonics Corp.	33,358	0.0
3,127		Jabil, Inc.	111,853	0.0
6,615		Jack Henry & Associates, Inc.	965,592	0.3
18,300	(1)	Keysight Technologies, Inc.	1,779,675	0.6
15,555		KLA Corp.	2,480,245	0.9
12,374		Lam Research Corp.	2,859,755	1.0
6,286	(1)	Manhattan Associates, Inc.	507,092	0.2
9,973		Maxim Integrated Products	577,536	0.2
1,237	(1),(2)	Medallia, Inc.	33,931	0.0
6,375		Microchip Technology, Inc.	592,301	0.2
4,077	(1),(2)	MongoDB, Inc.	491,197	0.2
4,076		Monolithic Power Systems, Inc.	634,348	0.2
11,875		Motorola Solutions, Inc.	2,023,619	0.7
699		National Instruments Corp.	29,351	0.0
11,712	(1)	NCR Corp.	369,631	0.1
23,340		NetApp, Inc.	1,225,583	0.4
4,838	(1)	New Relic, Inc.	297,295	0.1
13,674	(1)	Nutanix, Inc.	358,943	0.1
9,960	(1)	Okta, Inc.	980,662	0.3
980	(1),(2)	PagerDuty, Inc.	27,685	0.0
9,152	(1)	Palo Alto Networks, Inc.	1,865,452	0.7
31,342		Paychex, Inc.	2,594,177	0.9
4,803	(1)	Paycom Software, Inc.	1,006,180	0.4
3,166	(1)	Paylocity Holding Corp.	308,938	0.1
3,722		Pegasystems, Inc.	253,282	0.1
6,081	(1),(2)	Pluralsight, Inc.	102,130	0.0
5,354	(1)	Proofpoint, Inc.	690,934	0.2
10,138	(1)	PTC, Inc.	691,209	0.2
22,329	(1)	Pure Storage, Inc. - Class A	378,253	0.1
7,754	(1)	RealPage, Inc.	487,416	0.2
6,962	(1)	RingCentral, Inc.	874,845	0.3
4,699		Sabre Corp.	105,234	0.0
843		Skyworks Solutions, Inc.	66,808	0.0
8,513	(1)	Smartsheet, Inc.	306,723	0.1
1,258	(1),(2)	SolarWinds Corp.	23,210	0.0
14,639	(1)	Splunk, Inc.	1,725,353	0.6
33,106	(1)	Square, Inc.	2,050,917	0.7
19,519		SS&C Technologies Holdings, Inc.	1,006,595	0.4
5,729		Switch, Inc.	89,487	0.0
14,543	(1)	Synopsys, Inc.	1,996,027	0.7
11,074	(1)	Teradata Corp.	343,294	0.1
16,661		Teradyne, Inc.	964,839	0.3
3,749	(1)	Trade Desk, Inc./The	703,125	0.2
4,201	(1)	Trimble, Inc.	163,041	0.1
11,667	(1)	Twilio, Inc.	1,282,903	0.4
3,678	(1)	Tyler Technologies, Inc.	965,475	0.3
1,472	(2)	Ubiquiti, Inc.	174,079	0.1
4,158		Universal Display Corp.	698,128	0.2
7,055	(1)	VeriSign, Inc.	1,330,785	0.5
10,660		Versum Materials, Inc.	564,234	0.2
9,049		Western Union Co.	209,665	0.1
4,196	(1)	WEX, Inc.	847,886	0.3
24,813		Xilinx, Inc.	2,379,567	0.8
5,216	(1)	Zebra Technologies Corp.	1,076,426	0.4
10,665	(1)	Zendesk, Inc.	777,265	0.3
6,065	(1),(2)	Zscaler, Inc.	286,632	0.1
			94,366,304	32.6

		Materials: 3.0%
2,503		Aptargroup, Inc.	296,480	0.1
7,684		Avery Dennison Corp.	872,672	0.3
6,210	(1)	Axalta Coating Systems Ltd.	187,231	0.1
32,245		Ball Corp.	2,347,758	0.8
4,944	(1)	Berry Global Group, Inc.	194,151	0.1
2,106		CF Industries Holdings, Inc.	103,615	0.0
7,336	(1)	Crown Holdings, Inc.	484,616	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
3,369		Eagle Materials, Inc.	$303,244	0.1
8,453	(1)	Element Solutions, Inc.	86,052	0.0
1,873		Martin Marietta Materials, Inc.	513,389	0.2
615		NewMarket Corp.	290,335	0.1
2,022		Royal Gold, Inc.	249,131	0.1
2,080		RPM International, Inc.	143,125	0.1
3,858		Scotts Miracle-Gro Co.	392,822	0.1
1,108		Sealed Air Corp.	45,993	0.0
11,782		Vulcan Materials Co.	1,781,910	0.6
5,582		WR Grace & Co.	372,654	0.1
			8,665,178	3.0

		Real Estate: 2.9%
10,771		American Homes 4 Rent	278,861	0.1
18,675		Americold Realty Trust	692,282	0.3
7,190		Brookfield Property REIT, Inc.	146,604	0.1
12,050	(1)	CBRE Group, Inc.	638,771	0.2
2,567		Colony Capital, Inc.	15,453	0.0
2,793		Coresite Realty Corp.	340,327	0.1
8,453		Equity Lifestyle Properties, Inc.	1,129,321	0.4
9,767		Extra Space Storage, Inc.	1,140,981	0.4
1,221	(1)	Howard Hughes Corp.	158,242	0.1
3,118		Iron Mountain, Inc.	100,992	0.0
562		Jones Lang LaSalle, Inc.	78,152	0.0
8,295		Lamar Advertising Co.	679,609	0.2
2,136		Outfront Media, Inc.	59,338	0.0
10,944		SBA Communications Corp.	2,639,146	0.9
2,073		Sun Communities, Inc.	307,737	0.1
1,446		UDR, Inc.	70,102	0.0
			8,475,918	2.9

	Total Common Stock
	(Cost $168,749,729)		288,400,111	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Repurchase Agreements: 1.8%
367,854	(4)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $367,877, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $375,211, due 10/10/19-05/15/45)	367,854	0.1
1,243,254	(4)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,243,335, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $1,268,203, due 09/01/24-08/01/49)	$1,243,254	0.4
1,243,254	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,243,336, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,268,119, due 10/25/19-07/15/61)	1,243,254	0.5
1,243,254	(4)	HSBC Securities USA, Repurchase Agreement dated 09/30/19, 2.36%, due 10/01/19 (Repurchase Amount $1,243,334, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-2.500%, Market Value plus accrued interest $1,268,119, due 01/30/20-05/15/46)	1,243,254	0.4
1,243,254	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,243,335, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,268,119, due 10/15/19-09/01/49)	1,243,254	0.4
			5,340,870	1.8

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.3%
769,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $769,000)	$769,000	0.3

	Total Short-Term Investments
	(Cost $6,109,870)	6,109,870	2.1

	Total Investments in Securities (Cost $174,859,599)	$294,509,981	101.9
	Liabilities in Excess of Other Assets	(5,498,484)	(1.9)
	Net Assets	$289,011,497	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$288,400,111	$–	$–	$288,400,111
Short-Term Investments	769,000	5,340,870	–	6,109,870
Total Investments, at fair value	$289,169,111	$5,340,870	$–	$294,509,981
Liabilities Table
Other Financial Instruments+
Futures	$(15,735)	$–	$–	$(15,735)
Total Liabilities	$(15,735)	$–	$–	$(15,735)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Financial, Inc.	$43,833	$-	$(6,798)	$14,247	$51,282	$167	$760	$-
	$43,833	$-	$(6,798)	$14,247	$51,282	$167	$760	$-

At September 30, 2019, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Midcap 400® E-Mini	5	12/20/19	$969,000	$(15,735)
			$969,000	$(15,735)

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $175,127,628.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$126,396,640
Gross Unrealized Depreciation	(7,030,022)
Net Unrealized Appreciation	$119,366,618